Commitments & Contingencies (Details) - USD ($)						1 Months Ended									9 Months Ended	12 Months Ended
	Sep. 07, 2023	Jul. 21, 2023	Oct. 07, 2022	Feb. 03, 2020	Feb. 03, 2020	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2024	Apr. 18, 2023	Mar. 31, 2022	Jul. 31, 2020	Jun. 30, 2020	Feb. 29, 2020	Mar. 31, 2019	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2018	Jan. 24, 2024	Aug. 31, 2023	Aug. 23, 2023	Jul. 11, 2023	Apr. 24, 2023	Apr. 20, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 06, 2021	Aug. 31, 2021	Mar. 08, 2018
Commitments & Contingencies (Details) [Line Items]
Shares of common stock (in Shares)																13
License fee paid amount											$ 455,000
License milestone payment due										$ 175,000
Payment due										175,000
Extension fee										100,000
Technology rights														$ 60,000			$ 70,000
Final payment																	$ 60,000
Net Product percentage															0.75%		0.75%
Fee paid			$ 20,000	$ 25,000	$ 25,000					100,000
Required to pay																$ 25,000
Payment of milestone fees															$ 50,000	50,000
Regulatory clearance															$ 25,000	$ 25,000
Potential										$ 25,000
Financial revenue												$ 10,000,000
License maintenance fees description															In addition to the annual license maintenance fees outlined above, we are obligated pay Stanford royalties on Net Sales (as such term is defined in the February 2020 License Agreement) during the of the term of the agreement as follows: 4% when Net Sales are below or equal to $5 million annually or 6% when Net Sales are above $5 million annually.	In addition to the annual license maintenance fees outlined above, we will pay Stanford royalties on Net Sales (as such term is defined in the February 2020 License Agreement) during the of the term of the agreement as follows: 4% when Net Sales are below or equal to $5 million annually or 6% when Net Sales are above $5 million annually.
Warrants issued to purchase of common stock (in Shares)																							115				2,292	10,000
Warrants exercise price (in Dollars per share)																			$ 10				$ 34.4	$ 240		$ 2,300	$ 5,060
Warrant expiration date																												Mar. 08, 2023
Common stock to LLU (in Shares)															500
Milestone payments due year one															$ 175,000
Milestone payments due year three															100,000
Milestone payments due year five															500,000
Milestone payments due year there after															$ 500,000
Expiration period															3 years
Common stock to stanford (in Shares)															375
Payments related to payments															$ 25,000
Asset purchase agreement									$ 24,500,000
Loan									14,500,000											$ 1,400,000		$ 1,060,000
Cash									$ 10,000,000						1,651,354	$ 2,768,640					$ 1,000				$ 7,872,061
Payments term									7 years
Off balance sheet, liability milestone payments															1,800,000
Accrued salary and wages		$ 122,292
Initial Payment		32,576
Amount of damaged stock	$ 2,000,000
Accrued loss of potential liability	$ 1,600,000
Minimum [Member]
Commitments & Contingencies (Details) [Line Items]
Maintenance fee													$ 40,000		40,000
Maximum [Member]
Commitments & Contingencies (Details) [Line Items]
Maintenance fee													$ 60,000		$ 60,000
Warrants exercise price (in Dollars per share)																							$ 6,000
License Agreement [Member]
Commitments & Contingencies (Details) [Line Items]
Net Product percentage															1.50%		1.50%
Warrant [Member]
Commitments & Contingencies (Details) [Line Items]
Warrants issued to purchase of common stock (in Shares)																							2,379
Warrants exercise price (in Dollars per share)																							$ 34.4					$ 200
Common Stock [Member]
Commitments & Contingencies (Details) [Line Items]
Shares issued (in Shares)																10
Warrants issued to purchase of common stock (in Shares)																											2,378
Warrants exercise price (in Dollars per share)																			$ 0.001								$ 61
GRA [Member]
Commitments & Contingencies (Details) [Line Items]
Ownership interest percentage									50.00%
Agility Inc [Member]
Commitments & Contingencies (Details) [Line Items]
Ownership interest percentage									50.00%
Mr. Shatzkes [Member] | Employment Contracts [Member] | Minimum [Member]
Commitments & Contingencies (Details) [Line Items]
Base compensation		290,000
Mr. Shatzkes [Member] | Employment Contracts [Member] | Maximum [Member]
Commitments & Contingencies (Details) [Line Items]
Base compensation		$ 385,000
Forecast [Member]
Commitments & Contingencies (Details) [Line Items]
License milestone payment due						$ 500,000	$ 500,000	$ 100,000
Loan																		$ 5,364,000